Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions

Note 11 – Related Party Transactions

In the fourth quarter of 2022, the Company received $700,000 through the issuance of demand notes from related parties, as follows: (a) $500,000 from JAG; (b) $100,000 from our chief executive officer, Steve Shum; and (c) $100,000 from our chief financial officer, Andrea Goren. On July 10, 2023, the Company received an additional $100,000 through the issuance of a demand note from JAG. The Company’s CFO is a beneficiary of JAG but does not have any control over JAG’s investment decisions with respect to the Company. See Note 9 of the Notes to Consolidated Financial Statements for additional information.

As of September 30, 2023, the Company owed accounts payable to related parties totaling $188,162, primarily related to unpaid employee expense reimbursements and unpaid board fees.

Note 10 – Related Party Transactions

In October 2021, Paulson Investment Company served as a placement agent for the Company’s registered direct offering and received fees and commissions for such role in the amount of $323,584. Trent Davis, one of the Company’s directors, is President of Paulson Investment Company. Mr. Davis did not receive any compensation related to the fees and commissions received by Paulson. Steve Shum and Andrea Goren, the CEO and CFO of the Company, respectively, each purchased 30,674 shares in the registered direct offering for gross proceeds of $199,994.

In the fourth quarter of 2022, the Company received $700,000 through the issuance of demand notes from related parties, as follows: (a) $500,000 from JAG; (b) $100,000 from our chief executive officer, Steve Shum; and (c) $100,000 from our chief financial officer, Andrea Goren. The Company’s CFO is a beneficiary of JAG but does not have any control over JAG’s investment decisions with respect to the Company. See Note 9 of the Notes to Consolidated Financial Statements for additional information.

As of December 31, 2022 the Company owed accounts payable to related parties totaling $76,948, primarily related to unpaid employee expense reimbursements and unpaid board fees.

Cytovia Therapeutics Inc [Member]
Related Party Transactions

  8. Related party

As discussed in note 7, the company agreed to include $6,000,000 to cover past expenses incurred by Cytovia Therapeutics Inc. This reflects $6,000,000 of accounts payable that was converted to debt with no gain or loss associated with it.

As discussed in note 5, the amount of $173,496 was issue in August of 2023, subject to the terms of the loan agreement, which should be repaid by January 1, 2024.

Cytovia Therapeutics Inc also contributed $7,792,987 towards the payment of past expenses.

  5. Related party

As discussed in note 4, the company agreed to include $6,000,000 to cover past expenses incurred by Cytovia Therapeutics Inc. This reflects $6,000,000 of accounts payable that was converted to debt with no gain or loss associated with it.

Cytovia Therapeutics Inc also contributed $7,444,051 towards the payment of past expenses.